TRADE AND OTHER ACCOUNTS PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of composition of trade and other accounts payables
	As of December 31,	As of December 31,
	2021	2020
	ThUS$	ThUS$
Current
(a) Trade and other accounts payables	1,966,633	1,757,799
(b) Accrued liabilities	2,893,520	564,326
Total trade and other accounts payables	4,860,153	2,322,125

Schedule of current trade and other accounts payables
	As of December 31,	As of December 31,
	2021	2020
	ThUS$	ThUS$
Trade creditors	1,460,832	1,281,432
Other accounts payable	505,801	476,367
Total	1,966,633	1,757,799

Schedule of composition of current trade and other accounts payable
	As of December 31,	As of December 31,
	2021	2020
	ThUS$	ThUS$
Maintenance	375,144	116,103
Suppliers technical purchases	328,811	281,452
Handling and ground handling	176,142	137,626
Boarding Fees	171,128	181,049
Leases, maintenance and IT services	143,586	110,472
Professional services and advisory	129,682	146,753
Airport charges and overflight	104,241	142,709
Other personnel expenses	90,410	105,696
Aircraft Fuel	77,171	143,119
Services on board	56,072	58,099
Marketing	49,865	53,419
Air companies	32,152	27,668
Crew	12,007	16,541
Achievement of goals	11,144	6,622
Jol Fleet	9,891	7,840
Land services	6,553	10,466
Others	192,634	212,165
Total trade and other accounts payables	1,966,633	1,757,799

Schedule of composition of accrued liabilities
	As of December 31,	As of December 31,
	2021	2020
	ThUS$	ThUS$
Aircraft and engine maintenance (*)	1,166,181	460,082
Accrued personnel expenses	59,327	72,696
Accounts payable to personnel (**)	58,153	2,186
Other settled claims (****)	1,575,005	-
Others accrued liabilities (***)	34,854	29,362
Total accrued liabilities	2,893,520	564,326

(*)	In addition to the account payable for maintenance in the normal course of operations, this amount includes some claims agreed with aircraft lessors, related to maintenance.

(**)	Profits and bonus participation (Note 23 letter b).

(***)	See Note 22.

(****)	This amount includes some agreed fleet claims, associated with the negotiations resulting from the Chapter 11 Proceedings.